Financial Information of the Parent Company - Schedule of Statements of Comprehensive Loss (Details) - Parent Company [Member]	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Statements of Comprehensive Loss [Line Items]
Selling, general and administrative	¥ (12,321,017)	$ (1,761,883)	¥ (41,062,420)	¥ (8,549,401)
Impairment of long-term prepayments				(54,923,757)
Share of (loss) income of subsidiaries, VIEs and VIEs’ subsidiaries	(3,417,670)	(488,719)	7,548,905	(310,027,579)
Net loss	(15,738,687)	(2,248,962)	(33,513,515)	(373,500,737)
Foreign currency translation adjustments	(1,290,942)	(184,602)	164,690	3,575,835
Total other comprehensive income	(1,290,942)	(184,602)	164,690	3,575,835
Comprehensive loss	¥ (17,029,630)	$ (2,433,564)	¥ (33,348,824)	¥ (369,924,902)